Financial Assets and Liabilities, Fair Value for Financial Assets and Financial Liabilities (Details) - Fair Value [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Current assets	$ 57,352,147	$ 75,201,661
Non-current assets	214,401,769	228,246,278
Financial assets	271,753,916	303,447,939
Liabilities:
Financial liabilities	778,621,683	633,107,286
Debt [Member]
Liabilities:
Financial liabilities	543,332,746	490,041,751
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	213,103,228	125,169,156
Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	22,185,709	17,896,379
Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	46,683,687	73,755,627
Derivative Financial Instruments [Member]
Assets:
Current assets	10,668,460	1,446,034
Revalued of Assets [Member]
Assets:
Non-current assets	10,457,088	9,239,279
Pension Plan Assets [Member]
Assets:
Non-current assets	190,035,808	204,092,587
Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	13,908,873	14,914,412
Level 1 [Member]
Assets:
Current assets	46,683,687	70,231,744
Non-current assets	175,241,382	195,980,710
Financial assets	221,925,069	266,212,454
Liabilities:
Financial liabilities	666,340,913	507,480,088
Level 1 [Member] | Debt [Member]
Liabilities:
Financial liabilities	453,237,685	382,310,932
Level 1 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	213,103,228	125,169,156
Level 1 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 1 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	46,683,687	70,231,744
Level 1 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 1 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 1 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	175,241,382	191,442,079
Level 1 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	0	4,538,631
Level 2 [Member]
Assets:
Current assets	10,668,460	1,446,034
Non-current assets	28,662,919	22,992,726
Financial assets	39,331,379	24,438,760
Liabilities:
Financial liabilities	112,280,770	125,627,198
Level 2 [Member] | Debt [Member]
Liabilities:
Financial liabilities	90,095,061	107,730,819
Level 2 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	22,185,709	17,896,379
Level 2 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	10,668,460	1,446,034
Level 2 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 2 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	14,754,046	12,616,945
Level 2 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	13,908,873	10,375,781
Level 3 [Member]
Assets:
Current assets	0	3,523,883
Non-current assets	10,497,468	9,272,842
Financial assets	10,497,468	12,796,725
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Debt [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	3,523,883
Level 3 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 3 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	10,457,088	9,239,279
Level 3 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	40,380	33,563
Level 3 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	$ 0	$ 0